Condensed Financial Information of the Parent Company	12 Months Ended
Dec. 31, 2021
Condensed Financial Information Disclosure [Abstract]
Condensed Financial Information of the Parent Company
2 5 .	Condensed Financial Information of the Parent Company
The following is the condensed financial information of the parent Company on a parent company only basis.
Condensed balance sheets

	As of December 31,
	2020	2021	2021
	RMB	RMB	US$
Assets:
Current assets
Cash	4,294	8,612	1,351
Restricted cash	5,546	—	—
Short-term investments	165,381	109,282	17,151
Inter-group balance due from VIE, WFOE and subsidiaries	78,007	82,687	12,975

Total current assets	253,228	200,581	31,477

Non-current assets
Investments in subsidiaries, VIE and VIE’s subsidiaries	303,061	270,360	42,425

Total non-current assets	303,061	270,360	42,425

Total Assets	556,289	470,941	73,902

Shareholders’ equity:
Ordinary shares (US$ 0.0001 par value; 300,000,000 Class A ordinary shares authorized, 46,097,880 and 46,379,583 shares issued, and 36,595,330 and 40,377,645 shares outstanding as of December 31, 2020 and 2021, respectively; 6,296,630 and 6,296,630 Class B ordinary shares authorized, issued and outstanding as of December 31, 2020 and 2021, respectively; 193,703,370 and 193,703,370 shares (undesignated) authorized, nil and nil shares (undesignated) issued and outstanding as of December 31, 2020 and 2021, respectively)	36	37	6
Additional paid-in capital	1,779,923	1,855,897	291,231
Accumulated deficit	(1,208,827)	(1,366,734)	(214,470)
Accumulated other comprehensive loss	(14,843)	(18,259)	(2,865)
Total shareholders’ equity	556,289	470,941	73,902

Total liabilities and shareholders’ equity	556,289	470,941	73,902

Condensed statements of comprehensive loss

	For the year ended December 31,
	2019	2020	2021	2021
	RMB	RMB	RMB	US$
Cost of revenues	—	(2,175)	—	—
General and administrative	(5,693)	(85,919)	(2,241)	(352)
Foreign exchange loss /(gain)	(1,457)	(1,515)	692	109
Other income /( loss ) , net	—	35,527	(52,804)	(8,287)
Share of (loss)/gain in subsidiaries, the VIE and the VIE’ subsidiaries	(4,615)	57,512	(103,554)	(16,250)

(Loss)/income before income tax	(11,765)	3,430	(157,907)	(24,780)

Income tax expenses	—	—	—	—

Net (loss)/income attributable to ordinary shareholders	(11,765)	3,430	(157,907)	(24,780)

Comprehensive (loss)/income	(11,765)	3,430	(157,907)	(24,780)

Condensed statements of cash flows

	For the year ended December 31,
	2019	2020	2021	2021
	RMB	RMB	RMB	US$
Net (loss)/income	(11,765)	3,430	(157,907)	(24,780)
Share of (loss)/gain in subsidiaries, VIE and VIE’s Subsidiaries	4,615	(57,512)	103,554	16,250
Share-based compensation	5,698	82,667	—	—
Other income, net	—	(35,527)	52,877	8,298
Provision for other receivables	—	648	—	—
Unrealized foreign exchange (gain) loss	—	146	214	34
Changes in operating assets and liabilities	—	1,915	247	39
Net cash used in operating activities	(1,452)	(4,233)	(1,015)	(159)
Net cash used in investing activities	—	(129,854)	—	—
Net cash provided by financing activities	—	143,972	1	—
Effect of exchange rate changes on cash	1,553	(146)	(214)	(34)

Net increase in cash	101	9,739	(1,228)	(193)
Cash at beginning of the year	—	101	9,840	1,544

Cash at end of the year	101	9,840	8,612	1,351

Basis of presentation
The condensed financial information of the parent company has been prepared using the same accounting policies as set out in the Company’s consolidated financial statements except that the parent company used the equity method to account for investment in its subsidiaries and VIE.
The parent company records its investment in its subsidiaries, the VIE and subsidiaries of the VIE under the equity method of accounting as prescribed in ASC 323,
Investments-Equity Method and Joint Ventures
. Such investments are presented on the condensed balance sheets as “Investment in subsidiaries, VIE and VIE’s subsidiaries” and their respective loss as “Share of loss in subsidiaries, VIE and VIE’s subsidiaries” on the condensed statements of loss. Equity method accounting ceases when the carrying amount of the investment, including any additional financial support, in a subsidiary, the VIE and subsidiaries of the VIE is reduced to zero unless the parent company has guaranteed obligations of the subsidiary, the VIE and subsidiaries of the VIE or is otherwise committed to provide further financial support. If the subsidiary, the VIE and subsidiaries of the VIE subsequently reports net income, the parent company shall resume applying the equity method only after its share of that net income equals the share of net losses not recognized during the period the equity method was suspended.
The parent company’s condensed financial statements should be read in conjunction with the Company’s consolidated financial statements.